Taxation	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Taxation
11.	Taxation
a)	Income tax expense

	2016	2017	2018
Current tax:
Corporate tax	182	805	2,208
Prior year adjustments	17	132	(50)
Total current tax	199	937	2,158
Total deferred tax	-	(767)	-
Income tax expense	199	170	2,158

b)	Reconciliation of income tax expense to tax payable

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows:

	2016	2017	2018
Loss before tax	(81,260)	(112,105)	(153,417)
Tax at the UK tax rate of 19.00% (2017: 19.25%, 2016: 20.00%)	(16,252)	(21,580)	(29,149)
Tax effects of:
Impairment of intangible assets	46	-	-
Sundry temporary differences	268	(599)	-
Sundry permanent differences	1,945	1,965	4,355
Entertaining	272	27	37
Loss utilisation	-	(85)	(334)
Taxes paid overseas and rate difference	42	(144)	(599)
Foreign exchange rate differences	306	192	(6)
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	2,913	3,722	(4,327)
Non-current assets	208	463	361
Prior year adjustments	17	132	(50)
Losses carried forward	10,434	16,077	31,870
Income tax expense	199	170	2,158

The Finance Act 2015 reduced the main rate of UK Corporation Tax, “CT” from 20% to 19% for the 2017 tax year, with the rate set at 19% for the 2018 and 2019 tax years. The Finance Act 2016 has set the CT rate for the 2020 tax year as 17%. Consequently the Group has used a tax rate of 19.00% for the 2018 financial year.

There is no income tax relating to the components presented within other comprehensive income.